Document and Entity Information	12 Months Ended
Jan. 31, 2020 shares
Document And Entity Information [Abstract]
Entity Registrant Name	C21 Investments Inc.
Entity Central Index Key	0000831609
Entity Current Reporting Status	Yes
Amendment Flag	false
Current Fiscal Year End Date	--01-31
Entity Common Stock, Shares Outstanding	89,388,640
Document Type	20-F
Document Period End Date	Jan. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Non-accelerated Filer
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false